                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                                         ---
                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   3/31/04
                                              --------------

Check here if Amendment   ; Amendment Number:_______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: Second National Bank, Wealth Mgmt. Dept.______
Address: 105 High St, NE____________________________
         Warren, OH 44480-1311______________________
        ____________________________________________

Form 13F File Number: 28-10525
                     -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Esther J. DETRAY
       ------------------------------
Title: VP
       ------------------------------
Phone: 330-841-0968
       ------------------------------
Signature, Place, and Date of Signing:

/s/ Esther J. Stroup   Warren, OH______________   1/28/04______
[Signature]                 [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number     Name

    28-____________          _____________________________
    [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               2
                                         ---------
Form 13F Information Table Entry Total:        121
                                         ---------
Form 13F Information Table Value Total:  $ 191,746
                                         ---------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.            Form 13F File Number              Name

     1______        28-10525                          Dave Tricomi_______

     [Repeat as necessary.]

     2______        28-10525                          David Potter_______

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
Equity            2824100   1039830    25300    18220    6640    0    24860    0     440 Abbott Labs
Equity            9158106    538389    10742     9490     300    0     9790    0     952 Air Prod & Chemical Inc
Equity           13817101    758254    21858    15430    1830    0    17260    0    4598 Alcoa CO Of America
Equity           20002101    397229     8738     1800    1854    0     3654    0    5084 Allstate Corp
Equity           20039103   3797826    76124    19533   52263    0    72396    0    3728 Alltel Corp
Equity          02209S103    601673    11050     6400    4150    0    10550    0     500 Altria Group Inc Com
Equity           23608102    308573     6695      515    6180    0     6695    0       0 Ameren Corp
Equity           25537101    341249    10366     2312    6705    0     9017    0    1349 American Elec Pwr Inc
Equity           25816109   1056133    20369     4589   13200    0    17789    0    2580 American Express CO
Equity           26874107   1653679    23177    18000    4435    0    22435    0     742 American Intl Group, Inc
Equity           31162100   1683908    28958    18610    9000    0    25210    0    3748 Amgen Corp
Equity           34263103    279725      335      150      75    0      225    0     110 Andover Bancorp Inc Ohio
Equity           35229103   1222572    23972    16950    6630    0    23580    0     392 Anheuser-Busch
Equity          03674B104   1086774    11990     9090    2800    0    11890    0     100 Anthem Inc
Equity           53015103    988848    23544    17860    5400    0    23260    0     284 Automatic Data Processing Inc
Equity           55622104   2955981    57734     4332   34374    0    55618    0    2116 ADR BP PLC - Sponsored ADR
Equity           60505104    975323    12044    11681     110    0    11791    0     253 Bank Of America Corp
Equity           64057102   1198575    38050    18935   16000    0    34935    0    3115 Bank New York Inc
Equity          06423A103   3574222    65558    31582    4013    0    58294 2913    4351 Bank One Corp Com
Equity           75887109    675326    13930    10900    2900    0    13800    0     130 Becton Dickinson & CO
Equity           79860102   1250702    45168    12220   30360    0    42580    0    2588 Bellsouth Corp
Equity          110122108   2118502    87433    29242   52767    0    82009    0    5424 Bristol Myers Squibb CO
Equity          14149Y108    210145     3050     2250       0    0     2250    0     800 Cardinal Health Inc
Equity          152312104    345984     6400     6400       0    0     6400    0       0 Centex Corp
Equity          166764100   2504188    28528    10335   16882    0    27620    0     908 ChevronTexaco Corp Com
Equity          17275R102   1724546    73167    41940   21030    0    62970    0   10197 Cisco Systems Inc
Equity          172967101   2195544    42467    15316   22727    0    38043    0    4424 Citigroup Inc
Equity          189054109    254332     5200     5200       0    0     5200    0       0 Clorox CO
Equity          191216100    341939     6798     5348     350    0     6098    0     700 Coca-Cola Company
Equity          20030N101    907579    31557    21767    7936    0    29703    0    1854 Comcast Corp New Cl A
Equity          20825C104    683649     9793      233       0    0     9793    0       0 ConocoPhillips Com
Equity          209115104   1816611    41193     1204   39143    0    40347    0     846 Consolidated Edison Inc
Equity          219350105    195426    17480      200   15500    0    15700    0    1780 Corning Inc
Equity          235851102    973849    10430     9330    1000    0    10330    0     100 Danaher Corp
Equity          24702R101   1268281    37724    26180    9600    0    35780    0    1944 Dell, Inc.
Equity          254687106    497301    19900     4444       0    0     4444    0   15456 Disney Com Stk
Equity          25746U109   6995969   108802    12181   95821    0   108545    0     257 Dominion Resources Inc VA New Com
Equity          263534109    596231    14122     5222    8100    0    13022    0    1100 Du Pont E I DE Nemours & CO
Equity          264399106    874936    38714     1550   36364    0    37914    0     800 Duke Energy Corporation
Equity          268648102    213677    15700     1700    6000    0     7700    0    8000 EMC Corp
Equity          291011104   1657627    27664    14980    9440    0    23620    0    4044 Emerson Elec CO
Equity          29364G103    309400     5200     5200       0    0     5200    0       0 Entergy Corp New
Equity          30231G102  10235299   246100    80895  127493    0   234780    0   11320 Exxon Mobil Corp Com
Equity          302571104    728063    10891     2791    7600    0    10391    0     500 FPL Group Inc
Equity          309627107    178857    10521    10521       0    0    10521    0       0 Farmers National Bank Canfield
Equity          313586109   1983435    26677    16630    9730    0    26360    0     317 FNMA Common
Equity          31420G101    322144    19984     2141   17843    0    19984    0       0 Federated International
                                                                                           Equity Cl A #06 & 345
Equity          319963104    662629    15717     9250    3452    0    12702    0    3015 First Data Corp.
Equity          33610T109    592071    32639    30979    1160    0    32139    0     500 First Place Financial Corp.
Equity          337915102    282616    10849     7740    2000    0     9740    0    1109 Firstmerit Corp
Equity          337932107    289114     7398     5504    1349    0     6853    0     545 Firstenergy Corp Com
Equity          364730101    432679     4909     4294     375    0     4669    0     240 Gannett Inc
Equity          369604103   5989733   196256    87859   91775    0   178434    0   17822 General Electric Company
Equity          370442105    664487    14108     1164   11832    0    12996    0    1112 General Motors Corp
Equity          401698105    499165     7877     7630       0    0     7630    0     247 Guidant Corp
Equity          41164A103       480    20000        0       0    0        0    0   20000 Hard to Treat Diseases, Inc
Equity          412822108    492862     9240     4240    5000    0     9240    0       0 Harley Davidson Inc
Equity          420089104    601472   118400      100       0    0      100    0  118300 Hawk Corp
Equity          423074103    341800     9166     2741       0    0     2741    0    6425 H J Heinz
Equity          428236103    362105    15854     7485    6156    0    13641    0    2213 Hewlett Packard Calif
Equity          437076102   1228715    32889    29092    2470    0    31562    0    1327 Home Depot Inc.
Equity          438516106    247037     7298     2348    2000    0     3948    0    3350 Honeywell Intl Inc Com Stk
Equity          446150104    362327    16447      400   16047    0    16447    0       0 Huntington Bancshares Inc
Equity          458140100   1431971    52646    34350   14410    0    48760    0    3886 Intel Corp
Equity          459200101   3494053    38045    15194   20700    0    35254    0    2791 Internatl Business Machines
Equity          46625H100   1437417    34265     1457   29688    0    31145    0    3120 J P Morgan Chase & CO Com
Equity          478160104   1735131    34210    17720    4240    0    21160    0   13050 Johnson And Johnson NJ
Equity          478366107    584875     9888     2000    7888    0     9888    0       0 Johnson Ctls Inc
Equity          494368103    299977     4754     1800    1055    0     2855    0    1899 Kimberly Clark Corp
Equity          532457108   1766829    26410    10680   15400    0    26080    0     330 Eli Lilly And CO
Equity          539830109    504778    11060    10950       0    0    10950    0     110 Lockheed Martin Corp Com
Equity          548661107    320502     5710       50    5560    0     5610    0     100 Lowe's Company Inc.
Equity          549463107     66204    16108     3680   10052    0    13732    0    2376 Lucent Technologies Inc
Equity          55262L100    386792    13999     8099     750    0     8849    0    5150 MBNA Corporation Com
Equity          574599106    788396    25900    24000     900    0    24900    0    1000 Masco Corp
Equity          577729205    115567    14180    14080       0    0    14080    0     100 Maxtor Corp
Equity          579780206    581572    17350    15630    1620    0    17250    0     100 McCormick
Equity          583334107    271754     9606       97    7220    0     7317    0    2289 Meadwestvaco Corp Com
Equity          585055106    323268     6770     2870    1100    0     3970    0    2800 Medtronic Inc
Equity          589331107   1115267    25238     7938    5400    0    13638    0   11600 Merck & CO Inc
Equity          594918104   1136110    45572    28760    8712    0    37472    0    8100 Microsoft Corp
Equity          596304204    258310     7948        0    7948    0     7948    0       0 Middlefield Banc Corp
Equity          617446448    309420     5400        0       0    0        0    0    5400 Morgan Stanley Dean Witter & CO
Equity          620076109    207064    11765     2545    7875    0    10420    0    1345 Motorola Inc
Equity          628530107    204570     9000        0       0    0        0    0    9000 Mylan Laboratories Inc
Equity          635405103   1873145    52646    10976   40498    0    52346    0     300 National City Corp
Equity          636180101    723855    29425    23600    5530    0    29130    0     295 National Fuel Gas
Equity          641233200   1022812    27488        0       0    0        0    0   27488 Neuberger Berman Genesis Institutional
Equity          68389X105    588300    49025    31470   15150    0    46620    0    2405 Oracle Corp
Equity          693475105   2191861    39550      300   36000    0    36300    0    3250 PNC Financial Corp
Equity          693506107    343970     5900        0       0    0        0    0    5900 PPG Inds Inc PA
Equity          69351T106    380669     8348     8060       0    0     8060    0     288 PPL Corp Com
Equity          69840W108   1038158    26681      445    3300    0     3745    0   22936 Panera Bread Company
Equity          713448108   1046144    19427    15330    3007    0    18337    0    1090 Pepsico Inc
Equity          717081103   4301091   122713    62739   27470    0    90209    0   32504 Pfizer Inc
Equity          742718109   1035480     9873     6523    3150    0     9673    0     200 Procter & Gamble CO
Equity          743263105    994000    21113     4915   15677    0    20592    0     521 Progress Energy Inc Com
Equity          743263AA3      3292    11350     1200   10000    0    11200    0     150 Progress Energy Inc Contigent Value Obligat
Equity          747525103    272783     4115     2540       0    0     2540    0    1575 Qualcomm Corp Inc
Equity          78387G103   2232036    90955    25924   55757    0    81681    0    9274 SBC Communications Inc
Equity          806605101    277362    17100     3200    8100    0    10300    0    6800 Schering-Plough Corp
Equity          806857108    955835    14970     9840    3150    0    12990    0    1980 Schlumberger Ltd
Equity          813114105  26921176   829876   121502  609692    0   713878 3000  112998 Second Bancorp Inc
Preferred Stock 81311X200    369606    33754      500   17700    0    18200    0   15554 Second Bancorp Cap Pfd
Equity          824348106    331267     8620     3500       0    0     3500    0    5120 Sherwin Williams CO
Equity          828806109   1198604    20510    15340    5070    0    20410    0     100 Simon Property Group
Equity          852061100   2575003   139718    10302  100536    0   110838    0   28880 Sprint Corp
Equity          852061506    621662    67572        0   52982    0    52982    0   14590 Sprint Corp Pcs
Equity          86183P102  40116613  2782012  2406598       0    0  2406598    0  375414 Stoneridge Inc
Equity          866810104     59214    14200    13300     100    0    13400    0     800 Sun Microsystems
Equity          871829107    687280    17600    17600       0    0    17600    0       0 Sysco Corp
Equity          880196506   1124133   101732        0       0    0        0    0  101732 Templeton Foreign Fund Advisor Class
Equity          88579Y101   1449345    17703    15005     920    0    16061  230    1412 3M Co Com
Equity          887317105    424029    25150    10000    6200    0    16200    0    8950 Time Warner, Inc
Equity          895665107    419954    22986        0       0    0    14540    0    8446 Tri-St 1st Bank Inc Ohio
Equity          902973304    686356    24823        0   23523    0    23523    0    1300 US Bancorp Del Com New
Equity          913017109    247940     2873     2598      75    0     2673    0     200 United Technologies Corp
Equity          91913Y100    667355    11130    10200     750    0    10950    0     180 Valero Energy Corp Com Stk
Equity          92343V104   3846639   105272    28278   74096    0   102374    0    2898 Verizon Communications Com St
Equity          931142103   1668574    27954    17440    2694    0    19334    0    8620 Wal Mart Stores Inc
Equity          931422109    657023    19940    14710    4480    0    19190    0     750 Walgreen CO
Equity          949746101   1070440    18889    11665    6390    0    18055    0     834 Wells Fargo & Co Com
Equity          983024100    707818    18850     9550    9100    0    18650    0     200 Wyeth Com
Equity          U72044768     70000    35000        0       0    0        0    0   35000 T-Bolts Acquisition, Inc Class B Non-Voting
Equity          U9600002     400000      250        0     250    0      250    0       0 Masterpiece Painting Company